This Supplement is filed pursuant to Rule 497(d) with regard to
                            Defined Asset Funds(SM)
                              Equity Investor Fund
                   Cohen & Steers Realty Majors(SM)Portfolio

The text of the supplement to the Prospectus dated April 23, 1998 is as follows:

                         Supplement dated June 11, 1998
                     to Prospectus dated April 23, 1998, of
                            Defined Asset Funds(SM)
                              Equity Investor Fund
                   Cohen & Steers Realty Majors(SM) Portfolio
                _______________________________________________

       The secondary market sales charge is reduced on larger purchases. The following percentages will apply to all purchases of this Series on a single day by an investor and the investor's spouse and minor children, or by a single trust estate or fiduciary account:

                                                         Sales Charge
                                                  (Gross Underwriting Profit)
                                               -------------------------------
                                                As Percent of    As Percent of
                                               Public Offering     Net Amount
Units Purchased                                     Price           Invested
---------------                                ---------------   -------------
Less than 250,000............................       3.50%           3.627%
250,000-499,999..............................       3.00            3.093
500,000-749,999..............................       2.25            2.302
750,000-999,999..............................       1.50            1.523
1,000,000 or more............................       1.00            1.010

Purchases will not be aggregated with concurrent purchases of any other unit trusts sponsored by the Sponsor. To qualify for the reduced sales charge, the dealer must confirm that the sale is to a single purchaser as defined above or is purchased for its own account and not for distribution.